RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of related parties	Relationship
Peter Luo	Chairman, Chief Executive Officer and a principal shareholder of the Company
Certain senior management personnel	Management and ordinary shareholders of the Company
WuXi AppTec Co., Ltd. (“WuXi AppTec Group”)	A principal shareholder of the Company
WuXi Biologics (Cayman) Inc.	Controlled by the ultimate controlling party of a principal shareholder of the Company

b)	The Group had the following related party balances as of December 31, 2023 and June 30, 2024:

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
WuXi AppTec Group	118,594	28,388
WuXi Biologics (Cayman) Inc.	102,416	—
Certain senior management personnel	1,017	3,031
Total amounts due from related parties	222,027	31,419

As of December 31, 2023 and June 30, 2024, the amounts due from related parties mainly represented prepayments made for the CRO and CDMO services.

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
WuXi Biologics (Cayman) Inc.	16,371,593	16,863,078
WuXi AppTec Group	341,716	470,848
Certain senior management personnel.	1,017	—
Total amounts due to related parties	16,714,326	17,333,926

As of December 31, 2023 and June 30, 2024, the amounts due to related parties mainly represented payables for the CRO and CDMO services.

c)	The Group had the following related party transactions during the six months ended June 30, 2023 and 2024:

	For the Six Months Ended
	June 30,
	2023	2024
	US$	US$
WuXi Biologics (Cayman) Inc.	1,358,372	715,995
WuXi AppTec Group	429,739	244,590
Certain senior management personnel	—	6,080
	1,788,111	966,665

For the six months ended June 30, 2023 and 2024, the transactions with related parties mainly represented expenses incurred for receipt of CRO and CDMO services.